Long-Term Loans (Details)	Apr. 30, 2026 USD ($)	Oct. 31, 2025 USD ($)	Oct. 01, 2025 USD ($)	Oct. 01, 2025 CNY (¥)	Nov. 01, 2024 USD ($)	Nov. 01, 2024 CNY (¥)	Oct. 25, 2024 USD ($)	Oct. 25, 2024 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 CNY (¥)
Long-Term Loans [Line Items]
Long-term loan	$ 2,154,835	$ 2,300,735
Remaining balance	$ 4,689
Long-term Loan Agreement [Member]
Long-Term Loans [Line Items]
Aggregate principal amount					$ 210,000	¥ 1,471,592
Matured date	Oct. 31, 2026
Zhejiang Yiwu Rural Commercial Bank [Member] | Long-term Loan Agreement [Member]
Long-Term Loans [Line Items]
Long-term loan									$ 1,450,000	¥ 9,950,000
Fixed interest rate									3.50%	3.50%
Bank of China Limited Zhumadian Zhonghua [Member]
Long-Term Loans [Line Items]
Long-term loan			$ 580,000	¥ 4,000,000
Fixed interest rate			2.90%	2.90%
China Construction Bank [Member]
Long-Term Loans [Line Items]
Long-term loan							$ 130,000	¥ 886,020
Fixed interest rate							3.90%	3.90%